Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (86,371)	R$ (85,153)
2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(15,819)
2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,635)	(14,065)
2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(14,254)	(11,401)
2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(12,004)	(9,618)
2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,871)	(7,959)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(8,740)	(7,047)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(7,738)	(6,239)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(6,851)	(5,524)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(6,066)	(4,891)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(3,212)	(2,590)
Rio de Janeiro Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(147,187)	(149,663)
Rio de Janeiro Office [Member] | 2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(15,617)
Rio de Janeiro Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Rio de Janeiro Office [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,003)	(9,110)
São Paulo Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(3,907)	(5,915)
São Paulo Office [Member] | 2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(2,535)
São Paulo Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,930)	(2,535)
São Paulo Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(977)	(845)
New York Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(3,114)	(3,220)
New York Office [Member] | 2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(805)
New York Office [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,038)	(805)
New York Office [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,038)	(805)
New York Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,038)	(805)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(154,208)	(158,798)
Total contractual cash flows [Member] | 2021
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(18,957)
Total contractual cash flows [Member] | 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(21,116)	(18,957)
Total contractual cash flows [Member] | 2023
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(19,163)	(17,267)
Total contractual cash flows [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,186)	(16,422)
Total contractual cash flows [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(17,148)	(15,617)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (10,003)	R$ (9,110)